Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 9 — SEGMENT INFORMATION

Segment information is prepared on the same basis that the Company’s chief operating decision maker (“CODM”), the Chief Executive Officer (“CEO”), manages the business, makes business decisions and assesses performance. The Company has one operating and reportable segment, which is the acquisition, improvement and operation of its Brands. See Note 1.a for further details.

The CODM assesses performance for this segment and decides how to allocate resources based on net loss. The measure of segment assets that is reviewed by the CODM is reported within the Consolidated Balance Sheet as consolidated Total assets. The CEO performs the assessment of segment performance by using the reported measure of segment loss to monitor actual results.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Revenue	13,688	10,008	5,859
Cost of goods sold and Cost of advertising (1)	(13,291)	(9,757)	(6,160)
Operating expense (2)	(5,357)	(3,540)	(4,167)
Other segment items (3)	(2,844)	(1,309)	2,267
Net loss	(7,804)	(4,598)	(2,201)

(1)	Includes cost of goods sold and direct advertising expenses related to Amazon and other sites.

(2)	Operating expenses include payroll (which are not included in the cost of goods sold), interest income (expense), net, exchange rate differences, advertising and marketing expenses which are not included in cost of advertising rent, insurance, travel and entertainment, income taxes , consultants fee, legal fees and miscellaneous expenses.

(3)	Other segment expense items include equity losses, changes in fair value of derivative liabilities, loss from change in value of investment at fair value, depreciation and amortization of intangible assets and changes in deferred taxes, net.

Revenues are attributed to geographic areas:

	Year ended December 31,
	2024	2023	2022
	USD in thousands

America	3,082	3,863	5,422
Europe	10,606	6,145	437
	13,688	10,008	5,859